Implementation of IFRS16 Leases - impact of IFRS 16 on cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash flows provided by (used in) operating activities	$ 13,749	$ 19,694	$ 14,802
Cash flows provided by (used in) investing activities	(10,594)	(11,212)	(10,117)
Cash flows provided by (used in) financing activities	(5,497)	(5,024)	(5,822)
Net increase (decrease) in cash and cash equivalents	(2,341)	$ 3,458	$ (1,137)
IAS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash flows provided by (used in) operating activities	13,062
Cash flows provided by (used in) investing activities	(11,003)
Cash flows provided by (used in) financing activities	(4,400)
Net increase (decrease) in cash and cash equivalents	(2,341)
Difference [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash flows provided by (used in) operating activities	687
Cash flows provided by (used in) investing activities	409
Cash flows provided by (used in) financing activities	(1,096)
Net increase (decrease) in cash and cash equivalents	$ 0